UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   December 31, 2000

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Provident Investors, LLC
Address:  N27 W23957 Paul Road
          Pewaukee, Wisconsin  53072

Form 13F File No:   028-04169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          James Scott Harkness
Title:         Manager
Phone:         (414) 523-7560
Signature, Place, and Date of Signing:


 /s/ James Scott Harkness      Pewaukee, Wisconsin       February 2, 2001
--------------------------     -------------------     --------------------
       (Signature)                (City/State)               (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  97

Form 13F Information Table Value Total:     $285,104,286.16

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.


                                                                                                          Voting Authority
                            Type of              Market      Shares/          Put/   Invstmt    Other
      Name of Issuer         Class   Cusip       Value       Prn Amt  Sh/Prn  Call  Discretion  Mgrs    Sole   Shared  None

ABBOTT LABS                   Com  002824100    $202,226.56    4,175                   Sole             4,175
ADC TELECOMMUNICATIONS INC.   Com  000886101 $17,372,993.75  958,510                   Sole           958,510
AMERICAN ELEC PWR INC.        Com  025537101     $22,320.00      480                   Sole               480
AMERICAN HOME PRODS CP        Com  026609107    $203,360.00    3,200                   Sole             3,200
AMERICAN INTL GROUP           Com  026874107  $1,325,172.81   13,445                   Sole            13,445
AT&T CORP.                    Com  001957109     $21,821.25    1,265                   Sole             1,265
ATLAS MINERALS INC.           Com  049267305          $9.02       82                   Sole                82
BANK ONE CORP.                Com  06423a103    $241,578.50    6,596                   Sole             6,596
BED BATH & BEYOND INC.        Com  075896100 $20,537,788.75  917,890                   Sole           917,890
BELLSOUTH CORP.               Com  079860102     $44,212.50    1,080                   Sole             1,080
BISYS GROUP INC.              Com  055472104 $16,446,480.00  315,520                   Sole           315,520
BP AMOCO P L C SPONSORED ADR  Com  055622104    $293,569.50    6,132                   Sole             6,132
BRISTOL MYERS SQUIBB          Com  110122108    $351,203.12    4,750                   Sole             4,750
CABLE DESIGN TECH CORP.       Com  126924109    $126,093.75    7,500                   Sole             7,500
CDW COMPUTER CENTERS INC.     Com  125129106  $2,469,446.25   88,590                   Sole            88,590
CHEVRON CORPORATION           Com  166751107    $118,212.50    1,400                   Sole             1,400
CHUBB CORP.                   Com  171232101     $51,900.00      600                   Sole               600
CITIGROUP INC.                Com  172967101    $122,550.00    2,400                   Sole             2,400
COCA COLA CO.                 Com  191216100    $426,562.50    7,000                   Sole             7,000
CONCORD EFS INC.              Com  206197105 $21,659,649.69  492,965                   Sole           492,965
COSTCO WHOLESALE CORP.        Com  22160K105 $13,727,317.50  343,720                   Sole           343,720
DANAHER CORP.                 Com  235851102    $150,425.00    2,200                   Sole             2,200
DELL COMPUTER CORP.           Com  247025109    $764,634.37   43,850                   Sole            43,850
DEVRY INC.                    Com  251893103 $21,696,057.50  574,730                   Sole           574,730
DIAMONDCLUSTER INT'L INC.     Com  25278P106  $3,782,000.00  124,000                   Sole           124,000
DOVER CORP.                   Com  260003108    $162,250.00    4,000                   Sole             4,000
DOW CHEM CO.                  Com  260543103     $18,129.37      495                   Sole               495
DU PONT E I DE NEMOURS        Com  263534109    $120,781.25    2,500                   Sole             2,500
EBAY INC.                     Com  278642103      $3,300.00      100                   Sole               100
EXPRESS SCRIPTS INC. CL A     Com  302182100 $26,508,312.50  259,250                   Sole           259,250
EXXON MOBIL CORP.             Com  30231G102    $460,768.75    5,300                   Sole             5,300
FIFTH THIRD BANCORP           Com  316773100 $16,907,338.00  282,968                   Sole           282,968
FISERV INC.                   Com  337738108 $18,239,007.19  384,485                   Sole           384,485
GANNETT INC.                  Com  364730101    $126,125.00    2,000                   Sole             2,000
GENERAL ELEC CO.              Com  369604103    $975,719.87   20,354                   Sole            20,354
GENERAL MOTORS CORP. CL H NEW Com  370442832      $6,348.00      276                   Sole               276
GENERAL MTRS CORP.            Com  370442105     $13,447.50      264                   Sole               264
GILLETTE CO.                  Com  375766102    $744,175.00   20,600                   Sole            20,600
GLOBAL CROSSING LTD           Com  G3921A100     $14,312.50    1,000                   Sole             1,000
HARLEY-DAVIDSON               Com  412822108    $992,955.00   24,980                   Sole            24,980
HARTFORD FINL SVCS            Com  416515104     $18,645.00      264                   Sole               264
HERSHEY FOODS CORP.           Com  427866108     $44,225.62      687                   Sole               687
HEWLETT PACKARD CO.           Com  428236103     $41,031.25    1,300                   Sole             1,300
HOME DEPOT INC.               Com  437076102     $65,287.44    1,429                   Sole             1,429
ILLINOIS TOOL WKS INC.        Com  452308109    $764,008.19   12,827                   Sole            12,827
INTEL CORP.                   Com  458140100    $157,226.87    5,230                   Sole             5,230
INTERNATIONAL BUS MACH        Com  459200101     $68,000.00      800                   Sole               800
J D S UNIPHASE CORP.          Com  46612j101      $4,168.75      100                   Sole               100
JABIL CIRCUIT INC.            Com  466313103     $60,900.00    2,400                   Sole             2,400
JOHNSON & JOHNSON             Com  478160104    $168,100.00    1,600                   Sole             1,600
JOHNSON CONTROLS              Com  478366107     $11,648.00      224                   Sole               224
KIMBERLY CLARK CORP.          Com  494368103     $91,897.00    1,300                   Sole             1,300
KONINKLIJKE PHILIPS EL
 SPON ADR NEW                 Com  500472303    $892,330.00   24,616                   Sole            24,616
LUCENT TECHNOLOGIES           Com  549463107     $13,864.50    1,027                   Sole             1,027
MACDERMID INC.                Com  554273102     $68,400.00    3,600                   Sole             3,600
MARSHALL & ILSLEY CORP.       Com  571834100  $3,467,114.30   68,210                   Sole            68,210
MCGRAW HILL COMPANIES INC.    Com  580645109     $37,520.00      640                   Sole               640
MERCK & CO. INC.              Com  589331107    $430,675.00    4,600                   Sole             4,600
MGIC INVT CORP. WIS           Com  552848103 $20,009,380.62  296,710                   Sole           296,710
MICROSOFT CORP.               Com  594918104     $43,375.00    1,000                   Sole             1,000
MINNESOTA MNG & MFG CO.       Com  604059105     $48,200.00      400                   Sole               400
MOLEX INC. CL A               Com  608554200     $98,824.69    3,885                   Sole             3,885
NOKIA CORP. SPONSORED ADR     Com  654902204     $16,878.00      388                   Sole               388
NORTHERN TR CORP.             Com  665859104    $342,562.50    4,200                   Sole             4,200
OSMONICS INC.                 Com  688350107      $2,062.50      300                   Sole               300
PEPSICO INC.                  Com  713448108    $148,687.50    3,000                   Sole             3,000
PFIZER INC.                   Com  717081103    $604,394.00   13,139                   Sole            13,139
PROCTER & GAMBLE CO.          Com  742718109    $200,015.62    2,550                   Sole             2,550
QWEST COMMUNICATIONS          Com  749121109      $8,665.50      212                   Sole               212
ROBERT HALF INTL INC.         Com  770323103 $15,119,310.00  570,540                   Sole           570,540
ROYAL DUTCH PETROLEUM NY
 REGISTRY PAR 1.25            Com  780257804  $1,032,045.56   17,041                   Sole            17,041
SBC COMMUNICATIONS INC.       Com  78387G103    $184,792.50    3,870                   Sole             3,870
SCHLUMBERGER LTD              Com  806857108     $47,962.50      600                   Sole               600
SCHWAB CHARLES CP NEW         Com  808513105  $4,176,885.12  147,203                   Sole           147,203
SOUTHERN CO.                  Com  842587107     $46,550.00    1,400                   Sole             1,400
STERILE RECOVERIES INC.       Com  859151102      $7,562.50      500                   Sole               500
STRATUS PPTYS INC.            Com  863167102        $600.00      120                   Sole               120
SYKES ENTERPRISES INC.        Com  871237103     $14,976.56    3,375                   Sole             3,375
SYSCO CORP.                   Com  871829107    $108,000.00    3,600                   Sole             3,600
T. ROWE PRICE GROUP INC.      Com  74144t108  $9,548,861.33  225,925                   Sole           225,925
TD WATERHOUSE GRP INC.        Com  872362108  $2,937,525.00  221,700                   Sole           221,700
TELLABS INC.                  Com  879664100  $9,408,945.00  166,530                   Sole           166,530
TEXAS INSTRS INC.             Com  882508104    $552,392.50   11,660                   Sole            11,660
TOLL BROTHERS INC.            Com  889478103 $19,724,640.00  482,560                   Sole           482,560
TRIBUNE CO. NEW               Com  896047107     $42,250.00    1,000                   Sole             1,000
TRI CONTL CORP.
 CLOSED END FUND             MutFd 895436103     $38,857.87    1,834                   Sole             1,834
TYCO INTL LTD NEW             Com  902124106  $1,654,455.00   29,810                   Sole            29,810
UNITED PARCEL SERVICE INC.    Com  911312106    $832,487.50   14,170                   Sole            14,170
US BANCORP DEL                Com  902973106     $87,562.50    3,000                   Sole             3,000
VARIAN SEMICONDUCTOR
 EQUIPMENT ASSOC. INC.        Com  922207105     $57,000.00    2,400                   Sole             2,400
VERIZON COMMUNICATIONS        Com  92343V104    $305,311.37    6,091                   Sole             6,091
VIACOM INC. CL B              Com  925524308     $23,795.75      509                   Sole               509
VODAFONE AIRTOUCH PLC
 SPONSORED ADR                Com  92857t107     $21,487.50      600                   Sole               600
WAL MART STORES INC.          Com  931142103    $488,218.75    9,190                   Sole             9,190
WALGREEN CO.                  Com  931422109    $221,606.25    5,300                   Sole             5,300
WISCONSIN CENT TRANSN         Com  976592105  $3,012,500.00  200,000                 Directed                          200,000
XCEL ENERGY INC.              Com  98389B100     $29,062.50    1,000                   Sole             1,000

TOTAL                                       $285,104,286.16
